UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     /S/ Mark Yacos     Stamford, Connecticut     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $224,530 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP              COM              067901108    47502  1048841 SH       SOLE                  1048841
CTC MEDIA INC                  COM              12642X106    11783   552683 SH       SOLE                   552683
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    94765  3047104 SH       SOLE                  3047104
ISHARES INC                    MSCI BRAZIL      464286400      148     2956 SH  PUT  SOLE                     2956
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    26095   478011 SH       SOLE                   478011
MELCO CROWN ENTMT LTD          ADR              585464100    12590   985875 SH       SOLE                   985875
SPDR S&P 500 ETF TR            TR UNIT          78462F103      254     4847 SH  PUT  SOLE                     4847
TAM SA                         SP ADR REP PFD   87484D103    31393  1438048 SH       SOLE                  1438048